Related Party Transactions	9 Months Ended
Sep. 30, 2019
Related Party Transactions [Abstract]
Related Party Transactions

14. Related Party Transactions

During the years ended December 31, 2017 and 2018, we paid shared service fees related to financial, legal, and administrative support to a stockholder pursuant to a shared services agreement, in the amount of $0.3 million and less than $0.1 million, respectively. Fees paid during the nine months ended September 30, 2018 (unaudited) was not material. No such fees were paid under this arrangement during the nine months ended September 30, 2019 (unaudited).

Pursuant to an employment arrangement, we paid the managing partner of a stockholder a salary totaling $0.2 million and $0.1 million during the years ended December 31, 2017 and 2018, respectively, and was not material during the nine months ended September 30, 2018 (unaudited). No such fees were paid during the nine months ended September 30, 2019 (unaudited).

In 2014, we entered into a sublease agreement with a stockholder for office space from which our Chicago office operates. Rent expense was allocated to us based on space used. The sublease term totaled five years, which equaled the term of the underlying lease agreement. Rent expense incurred during the year ended December 31, 2017 under this sublease totaled $0.1 million. In 2017, the master lease agreement was transferred to us and the stockholder subleased from us. Sublease income recorded for this sublease was not material during each of the years ended December 31, 2017 and 2018 and during the nine months ended September 30, 2018 and 2019 (unaudited).

In February 2019, we assumed an additional lease agreement previously held by a stockholder for our Chicago office space with an initial expiration date in December 2024. We entered into a sublease agreement with the stockholder for a portion of the leased space. The sublease term expires in December 2024. Sublease income recorded for this sublease was not material for the nine months ended September 30, 2019 (unaudited). During the nine months ended September 30, 2019 (unaudited), we also reimbursed the lessee for certain leasehold improvement and/or furniture costs totaling $0.2 million.